Debt (Details)						1 Months Ended	2 Months Ended	9 Months Ended
	Dec. 30, 2024 USD ($)	Oct. 31, 2024 USD ($)	Sep. 27, 2024 USD ($)	May 28, 2024 USD ($)	May 01, 2020 USD ($)	Feb. 28, 2025 USD ($)	Mar. 31, 2025 USD ($)	Sep. 30, 2025 USD ($) $ / shares shares	Sep. 30, 2024 USD ($)	Aug. 13, 2025 USD ($)	Mar. 10, 2025 $ / shares	Jan. 17, 2025 USD ($) $ / shares	Dec. 31, 2024 USD ($) $ / shares	Jul. 01, 2024 USD ($)	Dec. 31, 2023 USD ($)	Aug. 31, 2021 USD ($)
Debt (Details) [Line Items]
Other liabilities								$ 100,000					$ 10,592		$ 28,064
Preferred stock, par value (in Dollars per share) | $ / shares											$ 0.001		$ 0.001
Financing receivable, before allowance for credit loss										$ 1,150,000				$ 1,150,000
Stock issued during period, shares, financing costs (in Shares) | shares								15,000
Stock issued for financing costs, value								$ 49,650	$ 0
Paycheck Protection Program CARES Act [Member]
Debt (Details) [Line Items]
Loan received					$ 130,200
Debt instrument, interest rate, stated percentage					1.00%										1.00%
Principal amount																$ 96,795
Other liabilities													$ 10,592
Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Merchant cash advance agreement proceeds totaling	$ 50,000	$ 268,000	$ 99,250	$ 198,500
Future receivables purchased		228,480	136,000	272,000
Weekly payments		$ 8,160	$ 4,857	$ 9,714
Unpaid balance of the merchant cash advances													187,921
Convertible Debt [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate, stated percentage								7.00%
Conversion price per share of common stock (in Dollars per share) | $ / shares								$ 5.46
Debt issuance costs, net								$ 164,000
Five Narrow Lane LP (“FNL”) [Member]
Debt (Details) [Line Items]
Aggregate principal amount												$ 2,300,000
Proceeds from issuance of debt							$ 2,050,000	$ 2,050,000
Debt instrument, conversion, multiplier												3
Conversion price per share of common stock (in Dollars per share) | $ / shares								$ 5.46
Debt issuance costs, net								$ 255,000
Five Narrow Lane LP (“FNL”) [Member] | Conversion Of Additional Debenture Into Common Stock [Member]
Debt (Details) [Line Items]
Debt conversion, original debt, amount								$ 609,650
Debt conversion, converted instrument, shares issued (in Shares) | shares								111,658
Settlement Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, interest rate, stated percentage								10.00%
Financing receivable, before allowance for credit loss								$ 100,000		100,000
Debt Instrument, Redemption, Period One [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, periodic payment						$ 1,214
Debt Instrument, Redemption, Period One [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, periodic payment						2,040
Debt Instrument, Redemption, Period Two [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, periodic payment						4,585
Debt Instrument, Redemption, Period Two [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, periodic payment						8,160
Debt Instrument, Redemption, Period Three [Member] | Amended September 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, periodic payment						3,643
Debt Instrument, Redemption, Period Three [Member] | Amended October 2024 Merchant Cash Advance Agreement [Member]
Debt (Details) [Line Items]
Debt instrument, periodic payment						$ 36,120
Evtec [Member]
Debt (Details) [Line Items]
Other liabilities								$ 1,293,000		$ 1,293,000			$ 1,293,000
Series C Preferred Stock [Member] | Five Narrow Lane LP (“FNL”) [Member]
Debt (Details) [Line Items]
Preferred stock, par value (in Dollars per share) | $ / shares												$ 0.001